Goodwill and Intangible Assets	9 Months Ended
Sep. 30, 2019
Goodwill and Intangible Assets
Goodwill and Intangible Assets	6.Goodwill and Intangible Assets

	September 30,	December 31,
	2019	2018
Identifiable intangibles	$525,317	$529,067
Goodwill	699,844	699,844
Other intangibles	15,220	10,212
	$1,240,381	$1,239,123